Intangible assets, net	12 Months Ended
Dec. 31, 2024
Intangible assets, net
Intangible assets, net

8. Intangible assets, net

Intangible assets, net, consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Internally developed software	466,431	447,705
Trademark	1,074	976
Supplier relationship	15,620	15,620
Customer relationship	146,701	206,000
Brand	26,400	26,400
Technology	19,500	19,500
Accumulated amortization	(369,306)	(358,894)

Intangible assets, net	306,420	357,307

Amortization expenses for intangible assets were RMB73,824, RMB83,799 and RMB84,569 for the years ended December 31, 2022, 2023 and 2024, respectively.

Estimated amortization expenses of the existing intangible assets for the next five years are RMB70,317, RMB35,070, RMB 33,355, RMB 30,9974 and RMB 17,917, respectively.